UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 70.8%
CONSUMER DISCRETIONARY - 7.5%
Hotels, Restaurants & Leisure - 1.4%
Yum! Brands Inc.	18,080	$832,765

Multiline Retail - 2.4%
Target Corp.	26,740	1,428,986

Specialty Retail - 1.1%
Lowe’s Cos. Inc.	27,570	614,535

Textiles, Apparel & Luxury Goods - 2.6%
Coach Inc.	15,950	685,212
V.F. Corp.	10,530	853,140

Total Textiles, Apparel & Luxury Goods		1,538,352

TOTAL CONSUMER DISCRETIONARY		4,414,638

CONSUMER STAPLES - 8.7%
Beverages - 2.3%
PepsiCo Inc.	20,310	1,349,396

Food & Staples Retailing - 1.5%
CVS Caremark Corp.	28,745	904,605

Food Products - 2.5%
Darling International Inc.	29,040	247,421	*
General Mills Inc.	33,480	1,223,359

Total Food Products		1,470,780

Household Products - 2.4%
Procter & Gamble Co.	23,037	1,381,529

TOTAL CONSUMER STAPLES		5,106,310

ENERGY - 8.1%
Energy Equipment & Services - 4.5%
FMC Technologies Inc.	13,170	899,380	*
National-Oilwell Varco Inc.	28,864	1,283,582
Tetra Technology Inc.	19,430	407,447	*

Total Energy Equipment & Services		2,590,409

Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.	12,200	1,192,672
Hess Corp.	15,710	928,775

Total Oil, Gas & Consumable Fuels		2,121,447

TOTAL ENERGY		4,711,856

FINANCIALS - 8.1%
Capital Markets - 2.8%
Charles Schwab Corp.	58,240	809,536
State Street Corp.	21,240	799,898

Total Capital Markets		1,609,434

Commercial Banks - 1.4%
U.S. Bancorp	38,235	826,641

Consumer Finance - 1.3%
American Express Co.	18,475	776,504

Diversified Financial Services - 0.8%
Bank of America Corp.	35,810	469,469

Insurance - 1.8%
Arch Capital Group Ltd.	12,805	1,073,059	*

TOTAL FINANCIALS		4,755,107

HEALTH CARE - 8.5%
Biotechnology - 3.8%
Celgene Corp.	20,420	1,176,396	*
Gilead Sciences Inc.	29,665	1,056,371	*

Total Biotechnology		2,232,767

Health Care Equipment & Supplies - 2.2%
Alere Inc.	15,050	465,497	*
Covidien PLC	20,970	842,784

Total Health Care Equipment & Supplies		1,308,281

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.5%
Express Scripts Inc.	29,300	$1,426,910	*

TOTAL HEALTH CARE		4,967,958

INDUSTRIALS - 7.3%
Building Products - 0.9%
Masco Corp.	48,470	533,655

Commercial Services & Supplies - 2.8%
Covanta Holding Corp.	51,654	813,551
Republic Services Inc.	26,235	799,905

Total Commercial Services & Supplies		1,613,456

Construction & Engineering - 1.4%
Quanta Services Inc.	42,780	816,242	*

Electrical Equipment - 1.4%
Emerson Electric Co.	16,060	845,720

Machinery - 0.8%
Deere & Co.	6,340	442,405

TOTAL INDUSTRIALS		4,251,478

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 1.1%
Cisco Systems Inc.	28,135	616,157	*

Computers & Peripherals - 3.0%
Apple Inc.	3,595	1,020,081	*
NetApp Inc.	15,015	747,597	*

Total Computers & Peripherals		1,767,678

Electronic Equipment, Instruments & Components - 0.7%
Corning Inc.	24,010	438,903

Internet Software & Services - 2.6%
eBay Inc.	25,425	620,370	*
Google Inc., Class A Shares	1,660	872,812	*

Total Internet Software & Services		1,493,182

IT Services - 1.4%
Accenture PLC, Class A Shares	19,760	839,602

Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Corp., Class A Shares	21,070	745,667
Marvell Technology Group Ltd.	41,810	732,093	*

Total Semiconductors & Semiconductor Equipment		1,477,760

Software - 2.5%
Amdocs Ltd.	18,176	520,924	*
Rovi Corp.	18,395	927,292	*

Total Software		1,448,216

TOTAL INFORMATION TECHNOLOGY		8,081,498

MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals Inc.	5,410	448,056
Potash Corp. of Saskatchewan Inc.	4,200	604,968

Total Chemicals		1,053,024

Construction Materials - 0.3%
Martin Marietta Materials Inc.	2,500	192,425

Metals & Mining - 0.8%
Cliffs Natural Resources Inc.	6,840	437,213

TOTAL MATERIALS		1,682,662

TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
America Movil SAB de CV, Series L Shares, ADR	12,990	692,757
American Tower Corp., Class A Shares	13,710	702,774	*

TOTAL TELECOMMUNICATION SERVICES		1,395,531

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
UTILITIES - 3.5%
Electric Utilities - 2.5%
Exelon Corp.			12,890	$548,856
Northeast Utilities			30,500	901,885

Total Electric Utilities				1,450,741

Water Utilities - 1.0%
American Water Works Co. Inc.			26,195	609,558

TOTAL UTILITIES				2,060,299

TOTAL COMMON STOCKS (Cost - $34,989,845)				41,427,337

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.1%
FINANCIALS - 0.1%
Automobiles - 0.1%
Honda Auto Receivables Owner Trust, 2008-1 A3 (Cost - $42,594)	4.470%	1/18/12	$41,268	41,527

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.229%	11/10/42	287,000	303,447	(a)
Banc of America Commercial Mortgage Inc., 2006-2 A1	5.611%	5/10/45	40,863	41,296
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	119,273	122,177	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	191,736	191,661	(a)
Commercial Mortgage Pass-Through Certificates, 2004-LB3A A2	4.713%	7/10/37	54,597	55,034
Credit Suisse First Boston Mortgage Securities Corp., 2001-CF2 A4	6.505%	2/15/34	62,904	63,030
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	483,790	519,515
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	51,676	53,885
First Union National Bank Commercial Mortgage, 2002-C1 A2	6.141%	2/12/34	129,460	135,583
GMAC Commercial Mortgage Securities Inc., 2004-C2 A2	4.760%	8/10/38	275,311	279,484
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	510,395	528,542
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	541,001	582,634
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	595,016	610,142
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	529,513	561,800
JPMorgan Chase Commercial Mortgage Securities Corp., 2004-C1 A2	4.302%	1/15/38	116,988	119,562
JPMorgan Chase Commercial Mortgage Securities Corp., 2004-CB8 A2	3.837%	1/12/39	24,012	24,083
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-CB11 ASB	5.201%	8/12/37	150,625	159,295	(a)
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	184,000	185,432
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	106,374	109,317
TIAA Seasoned Commercial Mortgage Trust, 2007-C4 A1	5.640%	8/15/39	109,282	112,118	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,713,354)				4,758,037

CORPORATE BONDS & NOTES - 10.6%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.4%
Comcast Corp., Bonds	5.650%	6/15/35	200,000	202,572

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	5.200%	3/1/11	$175,000	$178,302

TOTAL CONSUMER DISCRETIONARY				380,874

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	95,000	97,526
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	282,629

TOTAL CONSUMER STAPLES				380,155

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp., Senior Notes	5.250%	4/15/13	275,000	299,954
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	72,910

TOTAL ENERGY				372,864

FINANCIALS - 5.5%
Capital Markets - 0.7%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	169,946
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	243,000	261,671

Total Capital Markets				431,617

Commercial Banks - 1.1%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	35,000	36,029
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	110,000	113,823
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	99,905
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	186,243
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	188,272

Total Commercial Banks				624,272

Consumer Finance - 1.9%
HSBC Finance Corp., Notes	6.375%	10/15/11	325,000	342,347
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	800,000	784,523

Total Consumer Finance				1,126,870

Diversified Financial Services - 1.4%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	270,222
IBM International Group Capital LLC, Senior Notes	5.050%	10/22/12	225,000	244,793
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	268,210

Total Diversified Financial Services				783,225

Insurance - 0.3%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	200,000	185,832

Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	42,964

TOTAL FINANCIALS				3,194,780

HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	74,203
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	68,513

Total Health Care Equipment & Supplies				142,716

Pharmaceuticals - 1.9%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	225,000	268,754
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	275,000	299,755
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	143,985
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	202,176
Wyeth, Notes	5.500%	2/15/16	165,000	193,270

Total Pharmaceuticals				1,107,940

TOTAL HEALTH CARE				1,250,656

INFORMATION TECHNOLOGY - 0.7%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	160,000	167,817

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.4%
Microsoft Corp., Senior Notes	2.950%	6/1/14	$80,000	$84,892
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	160,305

Total Software				245,197

TOTAL INFORMATION TECHNOLOGY				413,014

MATERIALS - 0.4%
Chemicals - 0.4%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	208,529

TOTAL CORPORATE BONDS & NOTES (Cost - $5,854,666)				6,200,872

MORTGAGE-BACKED SECURITIES - 5.2%
FHLMC - 1.9%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	235,425	252,879
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	808,626	853,692
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	12,843	14,423

Total FHLMC				1,120,994

FNMA - 3.3%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	223,947	239,041
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	436,748	470,322
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	962,741	1,029,648
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	133,049	145,734

Total FNMA				1,884,745

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,763,165)				3,005,739

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.0%
U.S. Government Agencies - 1.2%
Federal Agricultural Mortgage Corp. (FAMC), Notes	2.875%	12/17/14	180,000	180,905
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	503,719

Total U.S. Government Agencies				684,624

U.S. Government Obligations - 1.8%
U.S. Treasury Bonds	3.500%	2/15/39	511,000	494,472
U.S. Treasury Bonds	4.375%	11/15/39	513,000	575,602

Total U.S. Government Obligations				1,070,074

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,584,536)				1,754,698

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $49,948,160)				57,188,210

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
Goldman Sachs & Co. repurchase agreement dated 9/30/10; Proceeds at maturity - $1,489,888; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $1,523,262) (Cost - $1,489,882)	0.150%	10/1/10	1,489,882	1,489,882

TOTAL INVESTMENTS - 100.3% (Cost - $51,438,042#)				58,678,092
Liabilities in Excess of Other Assets - (0.3)%				(176,901)

TOTAL NET ASSETS - 100.0%				$58,501,191

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investment (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$41,427,337	—	—	$41,427,337
Asset-backed securities	—	$41,527	—	41,527
Collateralized mortgage obligations	—	4,758,037	—	4,758,037
Corporate bonds & notes	—	6,200,872	—	6,200,872
Mortgage-backed securities	—	3,005,739	—	3,005,739
U.S. government & agency obligations	—	1,754,698	—	1,754,698

Total long-term investments	$41,427,337	$15,760,873	—	$57,188,210

Short-term investments†	—	1,489,882	—	1,489,882

Total investments	$41,427,337	$17,250,755	—	$58,678,092

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,976,513
Gross unrealized depreciation	(1,736,463)

Net unrealized appreciation	$7,240,050

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2010